CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 25,623	$ 39,126
Restricted cash	6,021	8,066
Trade receivables	4,266	735
Amounts due from affiliates	5,701	4,296
Inventory	0	463
Current portion of net investment in financing lease	4,756	4,551
Prepaid expenses and other receivables	3,334	2,534
Total current assets	49,701	59,771
Long-term assets
Restricted cash	12,369	12,627
Accumulated earnings of joint ventures	405	3,270
Advances to joint ventures	3,988	3,831
Vessels, net of accumulated depreciation	630,030	640,431
Other equipment	105	256
Intangibles and goodwill	15,444	17,108
Net investment in financing lease	271,827	274,353
Long-term deferred tax asset	197	217
Other long-term assets	849	936
Total long-term assets	935,214	953,029
Total assets	984,915	1,012,800
Current liabilities
Current portion of long-term debt	44,660	44,660
Trade payables	394	533
Amounts due to owners and affiliates	3,627	2,513
Value added and withholding tax liability	1,091	1,476
Derivative instruments	7,208	2,907
Accrued liabilities and other payables	7,756	11,164
Total current liabilities	64,736	63,253
Long-term liabilities
Accumulated losses of joint ventures	707	0
Long-term debt	391,141	412,301
Revolving credit facility due to owners and affiliates	4,749	8,792
Derivative instruments	23,652	12,028
Long-term tax liability	2,476	2,283
Long-term deferred tax liability	13,298	12,549
Other long-term liabilities	68	84
Total long-term liabilities	436,091	448,037
Total liabilities	500,827	511,290
EQUITY
Accumulated other comprehensive income (loss)	(33,886)	(17,943)
Total partners' capital	484,088	501,510
Total equity	484,088	501,510
Total liabilities and equity	984,915	1,012,800
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	166,607	164,482
Total equity	166,607	164,482
Common Unit Public [Member]
EQUITY
Total partners' capital	308,509	315,176
Total equity	308,509	315,176
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	42,858	39,795
Total equity	$ 42,858	$ 39,795